Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Accretion	$ 21,226	$ 20,406
Non-cash other income	0	(1,271)
Less current portion of asset retirement obligations	15,656	20,448
Non-current portion of asset retirement obligations	625,295	602,951
Oil and gas assets
Disclosure of other provisions [line items]
Change is asset retirement obligations	25,253	54,166
Change is asset retirement obligations	25,253	54,166
Asset retirement obligation
Disclosure of other provisions [line items]
Balance, beginning of the year	623,399	588,923
Liabilities incurred	32,635	24,185
Liabilities settled	(28,793)	(26,416)
Liabilities acquired from property acquisitions	814	87
Liabilities divested	(9,482)	(43,153)
Accretion	21,226	20,406
Non-cash other income	0	(1,271)
Change in estimate	10,113	17,067
Changes in discount rates and inflation rates	(17,495)	12,914
Foreign currency translation	8,534	(653)
Balance, end of the year	$ 640,951	$ 623,399
Asset retirement obligation | Canada
Disclosure of other provisions [line items]
Estimated risk free rate	3.30%	3.00%
Estimated inflation rate	1.80%	1.60%
Estimated risk free rate	3.30%	3.00%
Estimated inflation rate	1.80%	1.60%
Asset retirement obligation | U.S.
Disclosure of other provisions [line items]
Estimated risk free rate	4.80%	4.00%
Estimated inflation rate	2.30%	2.10%
Estimated risk free rate	4.80%	4.00%
Estimated inflation rate	2.30%	2.10%
Asset retirement obligation | Oil and gas assets
Disclosure of other provisions [line items]
Change is asset retirement obligations	$ 25,300	$ 54,200
Change is asset retirement obligations	25,300	54,200
Asset retirement obligation | Aggregated individually immaterial business combinations
Disclosure of other provisions [line items]
Liabilities assumed from corporate acquisition	$ 0	$ 31,310